LIQUIDITY RISKS AND OTHER UNCERTAINTIES (Details) - USD ($)					3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 01, 2023	Apr. 05, 2023	Aug. 15, 2022	Jun. 10, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2022	Oct. 28, 2021
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Accumulated deficit					$ 44,200,000						$ 44,200,000		$ 37,500,000
Net loss					(1,926,679)	$ (2,106,947)	$ (2,603,069)	$ (3,029,567)	$ (2,668,167)	$ (1,682,802)	(6,636,695)	$ (7,380,536)	(9,381,496)	$ (21,462,588)
Net cash used in operating activities											(4,640,784)	$ (6,538,390)	(8,480,732)	(5,720,090)
Cash balance					3,163,426						3,163,426		2,860,628	$ 7,482,773
Investments					$ 10,818,051						$ 10,818,051		9,992,900
Proceeds from Warrant Exercises													7,000,000.0
Proceeds from Issuance of Warrants													7,000,000.0
ADS
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Minimum closing bid price required per ADS	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Threshold number of consecutive business days for calculating closing bid price per ads	10 days	30 days	10 days	30 days
Investors [Member]
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Proceeds from Warrant Exercises													$ 6,000,000.0
Convertible notes 2020
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Debt Instrument, Face Amount															$ 16,800,000
Deferred Offering Costs																$ 14,900,000